Inventories and Supplies - Summary of Cost of Inventories and Supplies Recognized as Expense (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Classes of current inventories [abstract]
Cost of devices and accessories	₱ 7,287	₱ 9,904	₱ 11,912
Repairs and maintenance	266	407	734
Provision for inventory obsolescence	23	196	89
Inventories and supplies recognized as expense	₱ 7,576	₱ 10,507	₱ 12,735